Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Oil and gas sales	$ 35,540	$ 5,239	$ 107,256	$ 5,239
Lease operating expenses	69,518	47,558	248,959	49,434
Gross loss	(33,978)	(42,319)	(141,703)	(44,195)
Operating expenses:
Professional services	181,527	61,005	292,010	209,693
Board of director fees	36,000	36,000	72,000	84,000
General and administrative	257,076	215,264	408,606	364,594
Total operating expenses	474,603	312,269	772,616	658,287
Loss from operations	(508,581)	(354,588)	(914,319)	(702,482)
Other income (expense):
Other income	516	0	1,655	0
Interest expense	(47,132)	(54,916)	(102,355)	(80,402)
Gain (loss) on change in fair value of derivative liabilities	0	14,969	0	12,211
Total other income (expense)	(46,616)	(39,947)	(100,700)	(68,191)
Net loss	$ (555,197)	$ (394,535)	$ (1,015,019)	$ (770,673)
Loss per share:
Basic (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.04)
Diluted (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.04)
Weighted average shares outstanding:
Basic (in shares)	21,708,433	18,824,106	21,680,880	18,824,106
Diluted (in shares)	21,708,433	19,256,426	21,680,880	19,256,426